Note 7 - Intangible Assets (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2015	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014
Certain Assets of a Tax Preparation and Accounting Business [Member] | Customer Relationships [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years
Certain Assets of a Tax Preparation and Accounting Business [Member]
Business Combination, Contingent Consideration, Liability	$ 569,000				$ 534,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 640,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		$ 4,000	$ 12,000
Business Combination, Contingent Consideration, Payment		44,000			47,000
Business Combination, Contingent Consideration, Liability		$ 457,000	457,000		534,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			12,000		$ 569,000
Business Combination, Contingent Consideration, Payment			89,000
Amortization of Intangible Assets			$ 553,000	$ 624,000